NOTE 8 - INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

Provision for (Benefit from) Income Taxes	2022	2021
Deferred taxes	$ -	$ -
Provision for (Benefit from) Income Taxes	$ -	$ -

Rate Reconciliation	2020	2019
Tax at federal statutory rate	$ (13,250)	$ (677)
Valuation allowance (2)	13,250	677
Provision for Income Taxes	$ -	$ -

Deferred Taxes:	2020	2019
Deferred tax liabilities
Property and equipment	$ -	$ -

Deferred tax assets
Stock-based compensation	-	-
Operating loss and IDC carryforwards	-	-
Deferred tax assets	-	-
Net deferred income tax liability	$ -	$ -